8. Fair Value Measurements (Details-Recurring Basis) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash in trading accounts, net	$ 8,481,124	$ 19,663,833
FTR positions, net		1,435,819
Marketable securities	1,080,837	311,586	$ 1,018,594	$ 256,004
Investment in convertible notes	1,680,297	1,604,879		$ 0
Fair Value, Measurements, Recurring [Member] | Fair Value Inputs Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash in trading accounts, net	8,481,124	19,663,833
FTR positions, net		0
Marketable securities	1,080,837	311,586
Investment in convertible notes	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value Inputs Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash in trading accounts, net	0	0
FTR positions, net		0
Marketable securities	0	0
Investment in convertible notes	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value Inputs Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash in trading accounts, net	0	0
FTR positions, net		1,435,819
Marketable securities	0	0
Investment in convertible notes	$ 1,680,297	$ 1,604,879